Accounts Receivable Net (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-freight accounts receivable	155	172
Accounts receivable, Gross	565	552
Allowance for doubtful accounts	(19)	(34)	(30)
Total accounts receivable, net	546	518
Freight
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Gross	410	380